CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net loss	$ (16,791,770)	$ (1,076,823)
Adjustments for reconcile net loss to net cash used in operating activities:
Depreciation for the year	4,855	3,447
Stock-based compensation	13,568,137
Loss on disposal of property and equipment	256
Changes in operating assets and liabilities:
Inventories		163,259
Deposit, upfront payments and other receivables	(2,805)	(18,878)
Accruals and other payables	574,119	121,253
Due from promissory note	(333,594)
Operating lease liabilities	(1,976)	2,565
Net cash used in operations	(2,982,778)	(805,177)
Cash flows from investing activities
Purchase of property and equipment	(5,735)	(3,888)
Cash used in investing activities	(5,735)	(3,888)
Cash flows from financing activities
Capital contribution from non-controlling interest	67
Proceeds from immediate holding company	3,388,520	873,066
Cash generated from financing activities	3,388,587	873,066
Increase/(decrease) in cash and cash equivalents	400,074	64,001
Effect of exchange rate changes	(463,911)	(14,065)
Cash and cash equivalents at beginning of period	81,626	31,690
Cash and cash equivalents at end of period	17,789	81,626
Supplemental disclosure of non-cash investing and financing information:
Issuance of ordinary shares for conversion of debt	$ 790,287	$ 1,547,804